REVENUE AND OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF ANALYSIS ABOUT COMPANY'S REVENUE AND OTHER INCOME

Revenue comprises the fair value of the consideration received or receivable for the sale of goods. An analysis of the Company’s revenue and other income is as follows:

	For the years ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Revenue
Continuing operations
Business management and consulting	7,142	12,662	13,026
Livestreaming ecommerce	503,404	273,685	58,501

Discontinued operations
Sale of goods (Note 30)	2,701	37,696	144,743

Total revenue	513,247	324,043	216,270

Other income
Continuing operations
Interest income	2,138	10	10
Foreign exchange gain	-	73	-
Government grant	302	-	-
Other	1,288	2,883	22

Discontinued operations
Other income (Note 30)	5,716	14,244	9,388
Total other income	9,444	17,210	9,420

SCHEDULE OF OPERATIONS BY BUSINESS SEGMENT

The following table shows the Company’s operations by business segment for the years ended December 31, 2023, 2022 and 2021.

	For the year Ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Revenues
Discontinued operations
Sales of tile products	2,701	37,696	144,743
Continuing operations
Consulting income / software	7,142	12,662	13,026
Livestreaming ecommerce	503,404	273,685	58,501
Total revenues	513,247	324,043	216,270

Cost of revenues
Discontinued operations
Sales of tile products	7,557	41,245	83,436
Continuing operations
Consulting income / software	13,860	12,819	10,002
Livestreaming ecommerce	443,633	245,612	55,491
Total cost of revenues	465,050	299,676	148,929

Operating costs and expenses
Discontinued operations
Sales of tile products	3,245	25,324	20,292
Continuing operations
Consulting income / software	7,330	4,613	9,760
Livestreaming ecommerce	60,285	25,167	195
Other	74,799	9,380	10,677
Total operating costs and expenses	145,659	64,484	40,924

Bad debt expense (reversal)
Discontinued operations
Sales of tile products	(1,000)	33,365	115,407
Continuing operations
Consulting income / software	-	1,000	4,854
Livestreaming ecommerce	-	(3,751)	5,293

Total bad debt expense (reversal)	(1,000)	(30,614)	125,554

Other expense
Discontinued operations
Sales of tile products	-	-	90
Continuing operations
Consulting income / software	-	36	34
Livestreaming ecommerce	-	6	-
Other	1,204	-	-
Total other expense	1,204	42	124

Other income
Discontinued operations
Sales of tile products	5,716	14,244	9,389
Continuing operations
Consulting income / software	87	115	29
Livestreaming ecommerce	354	2,148	-
Other	3,287	703	2
Total other income	9,444	17,210	9,420

Loss from operations
Discontinued operations
Sales of tile products	(1,385)	(47,994)	(65,093)
Continuing operations
Consulting income / software	(13,961)	(5,691)	(11,595)
Livestreaming ecommerce	(160)	8,929	(2,478)
Other	(72,716)	(8,677)	(10,675)
Loss from operations	(88,222)	(53,433)	(89,841)

	As of	As of
	December 31,	December 31,
	2023	2022
Segment assets
Discontinued operations
Sale of tile products	-	74,675
Continuing operations
Business management and consulting	51,336	15,924
Livestreaming ecommerce	13,513	15,004
Others	56,653	4,403
Total assets	121,502	110,006